Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital	Share issue costs	Capital reserve Additional paid-in capital	Capital reserve Share-based payments	Capital reserve Effect of reorganization	Treasury shares	Income reserves Legal reserve	Income reserves Reserve for investment and expansion	Additional dividends proposed	Other comprehensive income	Retained earnings / accumulated losses	Total
Balance at Jun. 30, 2022	R$ 1,587,985	R$ (11,343)	R$ (15,306)	R$ 4,989	R$ (11,031)	R$ (49,761)	R$ 73,422	R$ 342,930	R$ 196,476	R$ 97,687		R$ 2,216,048
Net income for the year											268,536	268,536
Payment of additional dividends									(196,476)			(196,476)
Payment of interim dividends			1,046			(1,046)
Partial return of shares from Acquisition of Agrifirma			951									951
Share-based compensation plan				10,613								10,613
Constitution of legal reserve				(4,685)								(4,685)
Constitution of reserve for investment and expansion							13,427				(13,427)
Minimum mandatory dividends											(63,777)	(63,777)
Additional dividends proposed								(64,891)	256,223		(191,332)
Currency translation adjustment of foreign operation										(34,068)		(34,068)
Balance at Jun. 30, 2023	1,587,985	(11,343)	(13,309)	10,917	(11,031)	(50,807)	86,849	278,039	256,223	63,619		2,197,142
Net income for the year											226,867	226,867
Additional dividends payment									(256,223)			(256,223)
Capital increase	3											3
Unlocked of shares from business combination			14,931									14,931
Stock compensation plan				1,800								1,800
Share-based compensation plan				(8,337)		7,159						(1,178)
Payment of charges on compensation plan				(4,556)								(4,556)
Constitution of legal reserve							11,343				(11,343)
Constitution of reserve for investment and expansion								60,524			(60,524)
Unclaimed dividends								6				6
Minimum mandatory dividends											(53,881)	(53,881)
Additional dividends proposed									101,119		(101,119)
Currency translation adjustment of foreign operation										54,768		54,768
Balance at Jun. 30, 2024	1,587,988	(11,343)	1,622	(176)	(11,031)	(43,648)	98,192	338,569	101,119	118,387		2,179,679
Net income for the year											138,019	138,019
Additional dividends payment									(101,119)			(101,119)
Share-based compensation plan				1,392								1,392
Constitution of legal reserve							6,901				(6,901)
Constitution of reserve for investment and expansion								56,118			(56,118)
Minimum mandatory dividends											(32,780)	(32,780)
Additional dividends proposed									42,220		(42,220)
Currency translation adjustment of foreign operation										(7,463)		(7,463)
Balance at Jun. 30, 2025	R$ 1,587,988	R$ (11,343)	R$ 1,622	R$ 1,216	R$ (11,031)	R$ (43,648)	R$ 105,093	R$ 394,687	R$ 42,220	R$ 110,924		R$ 2,177,728